CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Property, plant and equipment	$ 2,607	$ 2,544
Intangible assets	95	96
Right-of-use assets	11	21
Deferred tax asset	157
Investments in associates and joint ventures	993	672
Financial assets at fair value through profit and loss	27	35
Trade and other receivables	75	18
Total non-current assets	3,965	3,386
CURRENT ASSETS
Inventories	223	205
Financial assets at amortized cost	80	105
Financial assets at fair value through profit and loss	850	559
Derivative financial instruments	1
Trade and other receivables	488	296
Cash and cash equivalents	738	171
Total current assets	2,380	1,336
Total assets	6,345	4,722
SHAREHOLDERS´ EQUITY
Share capital	36	36
Share capital adjustment	191	191
Share premium	516	516
Treasury shares adjustment	1	1
Treasury shares cost	(7)	(7)
Legal reserve	44	45
Voluntary reserve	1,657	1,433
Other reserves	(13)	(15)
Other comprehensive income (loss)	119	(19)
Retained earnings	742	223
Equity attributable to owners of the company	3,286	2,404
Non-controlling interest	9	9
Total equity	3,295	2,413
NON-CURRENT LIABILITIES
Provisions	137	150
Income tax and minimum notional income tax provision	75	55
Deferred tax liability	49	297
Defined benefit plans	30	16
Borrowings	1,373	1,224
Trade and other payables	84	46
Total non-current liabilities	1,748	1,788
CURRENT LIABILITIES
Provisions	10	6
Income tax liability	257	17
Tax liabilities	30	14
Defined benefit plans	7	3
Salaries and social security payable	39	19
Borrowings	706	224
Trade and other payables	253	238
Total current liabilities	1,302	521
Total liabilities	3,050	2,309
Total liabilities and equity	$ 6,345	$ 4,722